Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash flows used in operations (see Appendix A)	$ (4,428)	$ (5,067)	$ (6,263)
Interest received		7	17
Dividend received	171		120
Interest paid	(1,019)	(53)	(8)
Income tax paid	(380)	(137)	(9)
Net cash flow used in operating activities	(5,656)	(5,250)	(6,143)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(74)	(141)	(324)
Payments for acquisitions of associates and financial assets at fair value through profit or loss (note 4 and note 5)	(5,099)	(4,703)	(1,818)
Deconsolidation of ScoutCam upon loss of control (Appendix C and note 4C)		(3,252)
Consolidation of subsidiaries upon gain of control (Appendix E and note 4F, Appendix D and note 4E, Appendix B and note 4D)	2,737	240	541
Purchase of intangible assets (note 10 and supplemental disclosure of cash flow information)		(5,003)
Exercise of warrants issued by an associate (note 4C)		(234)
Loans to associates (note 4F, note 4I, note 4M, note 4N)	(660)	(1,236)
Loans to others (note 7b)	(1,018)
Proceeds from sale of financial assets at fair value through profit of loss and securities of an associate (note 5, note 4G)	453	1,883
Changes in short term deposits	(815)
Net cash flow used in investing activities	(4,476)	(12,446)	(1,601)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants by subsidiaries, net of issuance costs (note 4E, note 4F)	12,567	1,388	4,587
Receipt of short-term loans (note 4E, note 4F)	1,752	981
Repayment of short-term loans (note 4E, note 4F)	(2,520)	(1,336)
Receipt of long-term loans (note 4E)		940
Repayment of long-term loans (note 4F)	(1,974)
Repayment of related party debt (note 4D)	(163)	(159)
Dividend (note 4F, note 14(d))	(4,186)
Principal elements of lease liability	(66)		(46)
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuances costs (note 14)		17,336	18,405
Net cash flow generated from financing activities	5,410	19,150	22,946
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,722)	1,454	15,202
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	24,025	22,363	7,036
GAINS FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	762	208	125
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	20,065	24,025	22,363
Income (Loss) for the year before taxes on income	(10,097)	4,151	(6,841)
Depreciation and amortization	3,237	320	167
Net loss (income) from change in the fair value of financial assets at fair value through profit or loss	2,544	(714)	(797)
Changes in fair value of warrants	(159)	(484)	(338)
Changes in fair value of warrants issued to third party investors by a consolidated subsidiary	(3,619)	75
Share of net loss of associates accounted for using the equity method	2,659	2,149	170
Finance expenses (income)	2,254	102	(117)
Amortization of excess purchase price of associates		263	546
Dividend received	(171)		(120)
Interest received		(7)	(17)
Interest paid	1,019	53	8
Income tax paid	380	137	9
Share based compensation to employees and service providers	787	2,362	1,388
Gain from initial recognition of assets and liabilities upon consolidation of Gix Internet (note 4F)	(2,300)
Gain arising from deconsolidation of a subsidiary upon loss of control (note 4C)		(11,465)
Loss (Gain) from sales of securities of an investment (note 5)	155	(2,026)
Impairment of intangible asset		89
Increase in trade accounts receivable	(7,838)	(239)	(74)
Decrease (increase) in other current assets	(122)	231	(440)
Increase in trade accounts payable	5,837	1,033	602
Increase (decrease) in accrued compensation expenses	(22)	18	(28)
Increase (decrease) in accrued expenses and other current liabilities	(171)	272	92
Decrease (increase) in deferred offering costs	1,763	(836)
Increase in inventory	(564)	(551)	(473)
CASH FLOWS USED IN OPERATIONS	(4,428)	(5,067)	(6,263)
Right of use assets obtained in exchange for lease liabilities	152
Non-cash investment in Gix Internet and Gix Media (note 4F)		4,417
Issuance of shares in exchange for media and advertising services rights (note 4E)		1,250
Purchase of a software license on credit (note 4D)	35	1,346
Increase in Screenz payable balance due to modification into a debt (note 4D)		115
Deferred offering costs included in other current liabilities		423
Dividend included in other payables	580
Decrease in long-term related party payable in exchange for advertising services (note 4D)	656
Substantial modification of shareholders loans recorded in equity (note 4E)	222
Issuance of ordinary shares upon conversion of shareholders loans (note 4E)	587
Non-cash investment in Laminera (note 4N)	400
Non-cash investment in ClearMind (note 4O)	$ 500